Cover	May 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 21, 2024
Entity File Number	001-41138
Entity Registrant Name	Genesis Growth Tech Acquisition Corp.
Entity Central Index Key	0001865697
Entity Tax Identification Number	98-1601264
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	104 S. Walnut Street
Entity Address, Address Line Two	Unit 1A
Entity Address, City or Town	Itasca
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	6052
City Area Code	+41
Local Phone Number	786079901
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false